Note 14 - Stock-based Compensation - Restricted Stock Activity (Details) - The 2013 Plan [Member] - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021
Non Vested at September 30, 2021 and 2020 (in shares)	0		250	2,250	2,250
Awarded (in shares)					0	5,000
Vested (in shares)	0	(375)	(250)	(1,375)	(2,000)	(2,750)
Forfeited (in shares)					0	0
Non Vested at September 30, 2022 and 2021 (in shares)	0	875	0	875	250	2,250